Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 13 Subsequent Events

During October 2020, the Company entered into three convertible note payables totaling $160,000, convertible at $0.05 with a rate of 10% per annum that matures on October 31, 2021.

On October 16, 2020, the Company paid the balance of $50,000 towards the advance royalty pursuant to the License Agreement.

On October 19, 2020, the Company issued 1,730,000 shares of common stock pursuant to a notice of partial conversion of a note payable of $17,300 at $0.01 per share.

On October 27, 2020, the Company issued 1,900,000 shares of common stock pursuant to a notice of partial conversion of a note payable of $9,500 at $0.005 per share.

On October 29, 2020, the Company advanced $85,000 towards the investment in Posto Del Sole Inc.